Finance cost - net - Summary of finance cost - net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Finance income
- Net foreign exchange gains	€ 7,575
- Interest income	103	€ 363		€ 287
Total finance income	7,678	363		287
Finance expenses
- Interest expense on lease liabilities	(6,579)	(7,517)		(7,086)
- Interest expense on borrowings	(35,849)	(21,050)		(12,329)
- Net foreign exchange losses		(731)		(585)
- Other	(740)	(463)		(301)
Total finance expenses	(43,168)	(29,761)		(20,301)
Total finance cost - net	€ (35,490)	€ (29,398)	[1]	€ (20,014)	[1]

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).